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May 1, 2002


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         ICMG Registered Variable Life Separate Account A ("Registrant") OmniSource (Series I)
         File No. 333-60515

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 10, 2002.

If you have any questions, please feel free to contact me at (860) 843-6320.

Yours sincerely,

/s/ Thomas S. Clark

Thomas S. Clark
Assistant Counsel